Equity accounted investments - summary of financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of associates [line items]
Current Assets	$ 26,056	$ 25,820
Noncurrent Assets	86,452	83,911		$ 79,133
Current Liabilities	(16,605)	(19,017)
Noncurrent Liabilities	(52,914)	(52,198)
Net asests, equity method investments	2,863	2,551		2,245
Revenue	79,593	61,187		45,873
Income / (loss) before tax	18,874	13,420	[1]	(178)	[1]
Net income/ (loss)	291	188		(119)
Capital expenditures	11,367	10,755	[1]	$ 12,191	[1]
Equinor's quoted market value	$ 1,691	1,565
Lundin Petroleum AB [Member]
Disclosure of associates [line items]
Ownership	20.10%
Current Assets	$ 79	101
Noncurrent Assets	3,010	2,920
Current Liabilities	(58)	(62)
Noncurrent Liabilities	(1,931)	(1,834)
Net asests, equity method investments	1,100	1,125
Revenue	495	376
Income / (loss) before tax	225	226
Net income/ (loss)	10	126
Capital expenditures	$ 231	$ 250

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.